Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	AUSTRALIA — 2.9%
78,311	ALS, Ltd.	$619,518
599,348	Alumina, Ltd.	577,535
38,365	IDP Education, Ltd.	643,204
72,002	TechnologyOne, Ltd.	764,167
67,212	Treasury Wine Estates, Ltd.	509,522
13,840	WiseTech Global, Ltd.	800,085
		3,914,031
	AUSTRIA — 0.8%
32,371	Voestalpine AG	1,074,289
	CANADA — 2.5%
6,198	Colliers International Group, Inc.	627,733
11,498	Descartes Systems Group, Inc.*	898,438
25,256	Northland Power, Inc.	489,482
16,560	Open Text Corp.	711,252
20,492	Suncor Energy, Inc.	641,195
		3,368,100
	DENMARK — 0.9%
11,997	Pandora A/S	1,204,084
	FRANCE — 2.5%
4,058	Air Liquide S.A.	730,897
17,670	Dassault Systemes S.E.	757,560
3,462	EssilorLuxottica S.A.	698,287
4,962	Pernod Ricard S.A.	1,097,453
		3,284,197
	GERMANY — 4.0%
3,992	Adidas A.G.	809,854
32,767	Fresenius SE & Co. KGaA	1,030,711
25,089	HeidelbergCement AG	2,038,680
4,589	Merck KGaA	808,524
19,072	Zalando SE *,1	660,274
		5,348,043
	HONG KONG — 0.6%
17,168	Jardine Matheson Holdings, Ltd.	847,756
	IRELAND — 0.7%
11,192	Kingspan Group PLC	900,801
	ISRAEL — 1.5%
2,554	Elbit Systems, Ltd.	544,450
52,083	ICL Group, Ltd.	346,874

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
2,178	Israel Corp., Ltd.	$680,690
1,621	SolarEdge Technologies, Inc.*	391,407
		1,963,421
	ITALY — 1.7%
21,249	Interpump Group S.p.A.	1,159,221
14,952	Moncler S.p.A.	1,083,416
		2,242,637
	JAPAN — 34.7%
35,700	Asics Corp.	1,125,173
42,300	Astellas Pharma, Inc.	619,406
30,000	Bandai Namco Holdings, Inc.	678,632
16,800	BayCurrent Consulting, Inc.	542,500
29,500	Capcom Co., Ltd.	1,328,829
66,200	Casio Computer Co., Ltd.	565,645
177,600	Daicel Corp.	1,645,000
18,300	Denso Corp.	1,272,679
29,900	Ebara Corp.	1,410,822
11,000	Eisai Co., Ltd.	694,932
25,000	Ezaki Glico Co., Ltd.	661,599
6,500	Fujitsu, Ltd.	841,093
14,600	Hamamatsu Photonics KK	703,488
23,000	Hisamitsu Pharmaceutical Co., Inc.	735,262
27,784	Hoshizaki Corp.	1,065,366
19,800	Ito En, Ltd.	566,491
83,500	J Front Retailing Co., Ltd.	812,785
27,900	JSR Corp.	799,611
26,800	Kagome Co., Ltd.	597,945
11,100	Konami Holdings Corp.	622,578
5,270	Kose Corp.	516,318
8,700	Kotobuki Spirits Co., Ltd.	661,930
3,900	Lasertec Corp.	589,474
59,000	Lion Corp.	564,545
17,900	M3, Inc.	411,090
21,900	Mabuchi Motor Co., Ltd.	629,193
13,200	Matsumotokiyoshi Holdings Co., Ltd.	772,508
62,200	MEIJI Holdings Co., Ltd.	1,439,426
315,400	Mitsubishi Chemical Holdings Corp.	1,885,785
59,400	Mitsui Chemicals, Inc.	1,705,743
42,050	Miura Co., Ltd.	1,060,129
24,000	Nexon Co., Ltd.	457,855
37,732	Nifco, Inc.	1,123,356
38,800	Nihon Kohden Corp.	1,023,525

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
32,600	Nippon Gas Co., Ltd.	$480,465
14,100	Nippon Shinyaku Co., Ltd.	571,026
72,900	Nippon Television Holdings, Inc.	692,160
18,400	Omron Corp.	987,083
36,200	Rakus Co., Ltd.	614,544
38,700	Resorttrust, Inc.	611,906
29,200	Rohto Pharmaceutical Co., Ltd.	622,720
60,000	Sanwa Holdings Corp.	815,878
14,600	SCREEN Holdings Co., Ltd. - ADR	1,576,323
45,100	Sega Sammy Holdings, Inc.	986,562
32,500	Shimadzu Corp.	986,117
3,700	Shimano, Inc.	561,198
1,600	Socionext, Inc.	189,414
26,600	Sumitomo Heavy Industries, Ltd.	653,954
20,100	Taiyo Yuden Co., Ltd.	598,982
58,200	Teijin, Ltd.	622,225
21,600	Terumo Corp.	707,078
34,500	Toho Gas Co., Ltd.	646,754
15,700	Ulvac, Inc.	673,504
11,800	Visional, Inc.*	648,635
44,700	Yamaha Motor Co., Ltd.	1,308,784
60,200	Zeon Corp.	648,692
		46,334,717
	NETHERLANDS — 0.8%
47,430	Koninklijke Philips N.V.*	988,774
	SPAIN — 0.9%
31,981	Industria de Diseno Textil S.A.	1,227,423
	SWEDEN — 6.5%
36,070	AddTech AB - B Shares	673,513
80,711	Atlas Copco AB - Class A	1,149,887
26,982	Epiroc AB - Class A	539,512
40,047	Essity AB	994,362
23,743	Getinge AB - B Shares	443,225
45,890	Investment AB Latour - B Shares	925,880
52,092	Sandvik AB	1,059,935
4,914	Spotify Technology S.A.*	734,201
113,748	Tele2 AB - B Shares	857,589
58,593	VOLVO AB - Class B	1,293,981
		8,672,085

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 2.1%
11,002	Logitech International SA	$780,300
980	Lonza Group AG	571,144
12,133	Nestle S.A. - ADR	1,491,145
		2,842,589
	UNITED KINGDOM — 4.5%
17,318	Anglo American PLC	533,436
4,236	AstraZeneca PLC	609,665
17,316	British American Tobacco PLC - ADR	583,203
30,647	Burberry Group PLC	876,572
47,651	Entain PLC	849,759
17,128	GSK PLC - ADR	609,243
72,460	Haleon PLC - ADR	638,372
7,982	Reckitt Benckiser Group PLC*	599,565
4,476	Spirax-Sarco Engineering PLC	640,694
		5,940,509
	UNITED STATES — 30.7%
5,637	Activision Blizzard, Inc.	522,888
7,099	Agilent Technologies, Inc.	864,445
19,985	Amphenol Corp. - Class A	1,764,875
3,955	Analog Devices, Inc.	789,141
3,218	Autodesk, Inc.*	682,184
2,794	Axon Enterprise, Inc.*	519,488
3,058	Charles River Laboratories International, Inc.*	640,773
7,066	Church & Dwight Co., Inc.	676,004
1,840	Cintas Corp.	923,754
21,908	Cisco Systems, Inc.	1,140,092
9,702	Corteva, Inc.	547,484
3,746	Danaher Corp.	955,455
9,094	Datadog, Inc.*	1,061,452
3,046	Dollar Tree, Inc.*	470,089
4,099	Eaton Corp. PLC	841,607
14,472	eBay, Inc.	644,149
1,670	Eli Lilly & Co.	759,099
13,221	Emerson Electric Co.	1,207,738
3,968	Estee Lauder Cos., Inc. - Class A	714,240
6,636	Expedia Group, Inc.*	813,109
15,847	Fastenal Co.	928,793
9,508	Fortive Corp.	744,952
7,072	Genuine Parts Co.	1,101,252
13,316	Gilead Sciences, Inc.	1,013,880
42,284	Hewlett Packard Enterprise Co.	734,896
8,570	Incyte Corp.*	546,080

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,334	Intuit, Inc.	$1,194,308
3,892	Johnson & Johnson	652,027
3,108	L3Harris Technologies, Inc.	588,935
2,734	Laboratory Corp. of America Holdings	584,885
1,699	Lam Research Corp.	1,220,715
1,347	Monolithic Power Systems, Inc.	753,633
5,034	NIKE, Inc. - Class B	555,703
2,912	Nordson Corp.	732,688
8,385	ON Semiconductor Corp.*	903,484
2,550	Parker-Hannifin Corp.	1,045,525
22,416	Pinterest, Inc.*	649,840
5,261	PPG Industries, Inc.	757,058
4,099	Qualcomm, Inc.	541,765
16,158	Rollins, Inc.	659,731
2,043	Roper Technologies, Inc.	1,007,301
2,618	Stryker Corp.	741,967
4,038	Synopsys, Inc.*	1,824,368
9,180	Textron, Inc.	713,929
1,699	Thermo Fisher Scientific, Inc.	932,173
9,992	TransUnion	796,262
64,352	Viatris, Inc.	677,627
3,294	Workday, Inc. - Class A*	781,106
6,144	Zscaler, Inc.*	985,375
		40,908,324
	TOTAL COMMON STOCKS
	(Cost $100,541,706)	131,061,780
	WARRANTS — 0.0%
	SWITZERLAND — 0.0%
26,568	Cie Financiere Richemont S.A., Expiration Date: November 22, 2023*	32,932
	TOTAL WARRANTS
	(Cost $0)	32,932

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Value
TOTAL INVESTMENTS — 98.3%
(Cost $100,541,706)	$131,094,712

Other Assets in Excess of Liabilities — 1.7%	2,288,698
TOTAL NET ASSETS — 100.0%	$133,383,410

ADR –	American Depository Receipt
PLC –	Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $660,274, which represents 0.50% of total net assets of the Fund.